NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Income Taxes Tables
Notes payable, currently in default

Notes payable, currently in default, consist of the following at:

	January 31, 2017	April 30, 2016

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$300,000	$300,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%	25,000	25,000
Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%	50,000	50,000

	$375,000	$375,000

	2016	2015

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$ 300,000	$ 300,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%	25,000	25,000
Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%	50,000	50,000

	$375,000	$375,000

Convertible notes payable, currently in default

Convertible notes payable, currently in default, consist of the following at:

	January 31, 2017	April 30, 2016

Note payable to an accredited investor, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the president and CEO of the Company	$120,000	$120,000

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

Note payable pursuant to Settlement Agreement, non- interest bearing, repaid in March 2017 (Note 13), net of discount of $2,594	26,088	-

Total	$221,089	$195,001

	2016	2015

Note payable to a related party, maturing July 31, 2013, with interest at 10%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, secured with 2,995,000 common shares of the Company, converted to common stock in May 2015	$-	$1,650,000

Note payable to an accredited investor, maturing October 31, 2013, with interest at 20%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, converted to common stock in May 2015	-	120,000

Note payable to an accredited investor, maturing February 1, 2014, with interest at 20%, convertible upon default at the option of the holder into common shares of the Company at a fixed conversion price of $0.20 per share, converted to common stock in May 2015	-	180,000

Note payable to an accredited investor, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the president and CEO of the Company	120,000	120,000

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

Total	195,001	2,145,001

Less discount	-	-

Net	$195,001	$2,145,001